Taxation - Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	$ (1,868)	$ (806)	$ 4,094
Balance sheet
Deferred tax liability	8,428	9,617
Deferred tax asset	(5,403)	(4,268)
Deferred tax liability (asset)	3,025	5,349	6,618
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax	727	758	68
Pension plan surplusesa
Balance sheet
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax	658
Before Offset Amount
Balance sheet
Deferred tax liability	18,843	20,992
Deferred tax asset	(15,818)	(15,643)
Before Offset Amount | Temporary Differences, Deferred Tax Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(1,587)	(1,397)	892
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(1,337)	(1,552)	1,863
Balance sheet
Deferred tax liability	16,333	17,392
Before Offset Amount | Pension plan surplusesa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	62	133	42
Balance sheet
Deferred tax liability	1,789	2,568
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	40	12	(21)
Balance sheet
Deferred tax liability	58	12
Before Offset Amount | Other taxable temporary differencesb
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(352)	10	(992)
Balance sheet
Deferred tax liability	663	1,020
Before Offset Amount | Temporary Differences, Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(281)	591	3,202
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(229)	(166)	(309)
Balance sheet
Deferred tax asset	(2,373)	(2,141)
Before Offset Amount | Lease Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(209)	(176)	(8)
Balance sheet
Deferred tax asset	(1,952)	(1,785)
Before Offset Amount | Pension plan and other post-employment benefit plan deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	28	(60)	47
Balance sheet
Deferred tax asset	(623)	(755)
Before Offset Amount | Decommissioning, environmental and other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	425	563	770
Balance sheet
Deferred tax asset	(5,623)	(6,042)
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(9)	(14)	(6)
Balance sheet
Deferred tax asset	(268)	(136)
Before Offset Amount | Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(43)	(67)	1,578
Balance sheet
Deferred tax asset	(937)	(893)
Before Offset Amount | Loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	194	296	1,536
Balance sheet
Deferred tax asset	(2,285)	(2,467)
Before Offset Amount | Other deductible temporary differencesc
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(438)	215	$ (406)
Balance sheet
Deferred tax asset	$ (1,757)	$ (1,424)